NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of non-current assets held for sale
	R$ thousands
	On December 31, 2023	On December 31, 2022
Non-current assets held for sale
Real estate	991,486	878,814
Vehicles and similar	314,041	327,808
Machinery and equipment	776	1,108
Other	22,227	29,201
Total	1,328,530	1,236,931